RELATED PARTY TRANSACTIONS (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2019	Mar. 31, 2019
RELATED PARTY TRANSACTIONS (Tables)
Contracts shares earned

Officer and Director	Initial Share Awards Under the Contracts	Additional Shares Earned to Maintain Ownership Percentage	Total Shares Earned
President	1,028,910	668,976	1,697,886
Chief Financial Officer	617,346	404,193	1,021,539
Executive Vice President	617,346	404,193	1,021,539
Total	2,263,602	1,477,362	3,740,964

Officer and Director	Initial Share Awards Under the Contracts	Additional Shares Earned to Maintain Ownership Percentage	Total Shares Earned
President	1,028,910	629,034	1,657,944
Chief Financial Officer	617,346	380,228	997,574
Executive Vice President	617,346	380,228	997,574
Total	2,263,602	1,389,668	3,653,092

Annual salary and annual severance amounts per the contracts of related party

Officer and Director	Fiscal Year Annualized Compensation Being Paid	Annual Severance per Contract if Terminated
President	$186,000	$250,000
Chief Financial Officer	$132,000	$180,000
Executive Vice President	$84,000	$140,000
Total	$402,000	$570,000

Officer and Director	Annual Compensation Paid for Fiscal Year	Annual Severance per Contract if Terminated
President	$186,000	$250,000
Chief Financial Officer (1)	$132,000	$180,000
Executive Vice President(2)	$84,000	$140,000
Total	$402,000	$570,000